APPENDIX I.               UNITED STATES SECURITIES AND EXCHANGE
COMMISSION
                     Washington, D.C. 20549

                           FORM 24F-2
                Annual Notice of Securities Sold
                     Pursuant to Rule 24f-2

     Read instructions of end of Form before preparing Form
                      Please print or type.
_________________________________________________________________
____________
1. Name and address of issuer:

   The Managers Funds
   40 Richards Ave.
   Norwalk, CT 06854
_________________________________________________________________
____________
2. Name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):

    Managers Capital Appreciation Fund
    Managers Special Equity Fund
    Managers Income Equity Fund
    Managers International Equity Fund
    Managers Emerging Markets Equity Fund
    Managers Bond Fund
    Managers Short Government Fund
    Managers Short and Intermediate Bond Fund
    Managers Intermediate Mortgage Fund
    Managers Global Bond Fund
_________________________________________________________________
____________
3. Investment Company Act File Number: 811-3752

   Securities Act File Number: 2-84012
_________________________________________________________________
____________
4. (a)  Last day of fiscal year for which this notice is filed:
    December 31, 1998
_________________________________________________________________
____________
4. (b)    Check box if this Form is being filed late (i.e., more
than 90 calendar days after the end
        of the issuer's fiscal year).  (See Instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.
_________________________________________________________________
____________
4. (c) Check box if this is the last time the issuer will be filing this Form.

_________________________________________________________________
____________
_________________________________________________________________
____________
5. Calculation of registration fee:

    (i) Aggregate sale price of securities sold during the fiscal year in pursuant to section 24(f):
$ 1,502,758,639

         (ii) Aggregate price of securities redeemed or repurchased during the fiscal year:
$ 1,587,833,507

         (iii) Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than
          October 11, 1995 that were not previously used to Reduce registration fees payable to the
        Commission:
$ 871,081,834

    (iv) Total available redemption credits
          [add Items 5 (ii) and 5 (iii)]:
$ 2,458,915,341

    (v) Net sales - if Item 5 (i) is greater than Item 5 (iv)
        [subtract Item 5 (iv) from Item 5 (i)]:
$                   0

    (vi) Redemption credits available for use in
    future                    $ (956,156,702)
           years - if Item 5 (i) is less than 5 (iv)
    [subtract
           Item 5 (iv) from Item 5(I)]:

    (vii) Multiplier for determining registration fee
           (See Instruction C. 9):
x_________

    (viii) Registration fee due [multiply Item 5 (v) by Item
            5 (vii)] (enter "0" if no fee is due):
=$                0
_________________________________________________________________
____________
6.   Prepaid Shares

  If the response to item 5 (i) was determined by deducting an amount of securities that were
  Registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before
  [effective date of rescission of rule 24e-2], then report the amount of securities (number of shares or other units) deducted here: 9,232,179 if there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year
  for which this form is filed that are available for use by the issuer in future fiscal years,
  then state that number here:    0 .
_________________________________________________________________
____________
7. Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):
                                                   +$___ 0 _______


_________________________________________________________________
____________
8. Total of the amount of the registration fee due plus any interest due
  [line 5 (viii) plus line 7]:
  =$_______ 0 ____

_________________________________________________________________
____________
9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:



      Method of Delivery:

                ___ Wire Transfer

                ___ Mail or other means
_________________________________________________________________
____________

-----------------------------------------------------------------
------------------------------
                           SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*        /s/ Donald S. Rumery
                                                -----------------
         ----------
                 Donald S. Rumery, Treasurer
                 ------------------------------------
Date February 1, 1999
        ---------------------
*Please print the name and title of the signing officer below the signature.